Goodwill and other intangible assets - Intangible asset impairment charges (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ 61		$ 0	$ 62	$ 225
Surgical
Disclosure of detailed information about intangible assets [line items]
Impairment charges		$ 178	0	60
Vision Care
Disclosure of detailed information about intangible assets [line items]
Impairment charges			$ 0	$ 2	$ 47